Quarterly Holdings Report
for
Fidelity® Series Investment Grade Securitized Fund
November 30, 2021
IGS-NPRT1-0122
1.9891239.103
U.S. Treasury Obligations - 2.6%
	Principal Amount (a)	Value ($)
U.S. Treasury Notes 1.375% 11/15/31 (Cost $11,376,740)	11,489,000	11,418,989

U.S. Government Agency - Mortgage Securities - 108.1%
	Principal Amount (a)	Value ($)
Fannie Mae - 26.6%
1.5% 6/1/51	212,976	206,643
2% 7/1/50 to 11/1/51	20,898,417	20,995,489
2.5% 5/1/31 to 12/1/51	25,026,794	25,866,139
3% 8/1/32 to 11/1/51 (b)(c)(d)(e)	23,029,913	24,213,524
3.5% 7/1/34 to 8/1/50	33,845,308	36,002,034
4% 3/1/46 to 4/1/49 (d)	1,233,107	1,337,560
4.5% 10/1/39 to 9/1/49	8,192,145	8,940,043
TOTAL FANNIE MAE		117,561,432
Freddie Mac - 20.7%
1.5% 11/1/50 to 6/1/51	287,879	279,201
2% 6/1/50 to 11/1/51	22,602,839	22,713,962
2.5% 6/1/31 to 12/1/51	26,394,147	27,200,287
3% 11/1/32 to 8/1/50	13,576,644	14,269,864
3.5% 11/1/33 to 4/1/50	11,920,507	12,698,326
4% 5/1/38 to 3/1/49	6,928,548	7,422,626
4.5% 10/1/39 to 7/1/49	6,468,923	7,074,723
TOTAL FREDDIE MAC		91,658,989
Ginnie Mae - 26.2%
2% 12/1/51 (b)	3,950,000	4,000,481
2% 12/1/51 (b)	4,200,000	4,253,676
2% 12/1/51 (b)	4,200,000	4,253,676
2% 12/1/51 (b)	2,900,000	2,937,062
2% 12/1/51 (b)	2,150,000	2,177,477
2% 12/1/51 (b)	1,400,000	1,417,892
2% 12/1/51 (b)	1,225,000	1,240,655
2.5% 8/20/47 to 7/20/51	3,098,240	3,185,471
2.5% 12/1/51 (b)	6,850,000	7,037,423
2.5% 12/1/51 (b)	2,450,000	2,517,034
2.5% 12/1/51 (b)	2,150,000	2,208,826
2.5% 12/1/51 (b)	1,625,000	1,669,462
2.5% 12/1/51 (b)	1,300,000	1,335,569
2.5% 12/1/51 (b)	1,000,000	1,027,361
2.5% 12/1/51 (b)	500,000	513,681
3% 2/20/50 to 7/20/51	11,858,759	12,300,408
3% 12/1/51 (b)	1,800,000	1,865,374
3% 12/1/51 (b)	1,000,000	1,036,319
3% 12/1/51 (b)	950,000	984,503
3% 12/1/51 (b)	2,500,000	2,590,797
3.5% 9/20/40 to 6/20/50	25,138,964	26,346,261
3.5% 12/1/51 (b)	2,250,000	2,349,748
3.5% 12/1/51 (b)	1,350,000	1,409,849
3.5% 12/1/51 (b)	2,250,000	2,349,748
3.5% 12/1/51 (b)	450,000	469,950
3.5% 12/1/51 (b)	450,000	469,950
3.5% 12/1/51 (b)	1,350,000	1,409,849
3.5% 12/1/51 (b)	900,000	939,899
3.5% 12/1/51 (b)	900,000	939,899
3.5% 12/1/51 (b)	450,000	469,950
3.5% 12/1/51 (b)	850,000	887,682
3.5% 12/1/51 (b)	675,000	704,924
3.5% 12/1/51 (b)	775,000	809,358
3.5% 12/1/51 (b)	2,000,000	2,088,665
3.5% 12/1/51 (b)	500,000	522,166
3.5% 12/1/51 (b)	2,000,000	2,088,665
3.5% 1/1/52 (b)	1,350,000	1,408,372
3.5% 1/1/52 (b)	1,350,000	1,408,372
3.5% 1/1/52 (b)	1,350,000	1,408,372
3.5% 1/1/52 (b)	1,700,000	1,773,505
4% 10/20/40 to 5/20/49	5,868,150	6,283,273
5% 4/20/48 to 6/20/48	799,466	867,827
TOTAL GINNIE MAE		115,959,431
Uniform Mortgage Backed Securities - 34.6%
1.5% 12/1/51 (b)	6,600,000	6,382,157
1.5% 12/1/51 (b)	4,550,000	4,399,820
1.5% 12/1/51 (b)	3,250,000	3,142,729
1.5% 12/1/51 (b)	700,000	676,895
1.5% 12/1/51 (b)	700,000	676,895
2% 12/1/51 (b)	5,200,000	5,204,702
2% 12/1/51 (b)	5,250,000	5,254,748
2% 12/1/51 (b)	5,200,000	5,204,702
2% 12/1/51 (b)	7,850,000	7,857,099
2% 12/1/51 (b)	6,900,000	6,906,240
2% 12/1/51 (b)	4,350,000	4,353,934
2% 12/1/51 (b)	1,800,000	1,801,628
2% 12/1/51 (b)	4,000,000	4,003,617
2% 12/1/51 (b)	9,800,000	9,808,862
2% 12/1/51 (b)	5,150,000	5,154,657
2% 12/1/51 (b)	700,000	700,633
2% 12/1/51 (b)	350,000	350,317
2% 12/1/51 (b)	1,400,000	1,401,266
2% 12/1/51 (b)	700,000	700,633
2% 12/1/51 (b)	700,000	700,633
2% 12/1/51 (b)	1,600,000	1,601,447
2% 1/1/52 (b)	5,150,000	5,144,599
2% 1/1/52 (b)	5,800,000	5,793,917
2.5% 12/1/51 (b)	6,650,000	6,816,250
2.5% 12/1/51 (b)	6,400,000	6,560,000
2.5% 12/1/51 (b)	4,250,000	4,356,250
2.5% 12/1/51 (b)	4,900,000	5,022,500
2.5% 12/1/51 (b)	250,000	256,250
2.5% 12/1/51 (b)	2,400,000	2,460,000
2.5% 12/1/51 (b)	1,600,000	1,640,000
2.5% 12/1/51 (b)	2,300,000	2,357,500
2.5% 12/1/51 (b)	1,400,000	1,435,000
2.5% 12/1/51 (b)	100,000	102,500
2.5% 12/1/51 (b)	1,500,000	1,537,500
2.5% 12/1/51 (b)	1,500,000	1,537,500
2.5% 12/1/51 (b)	1,200,000	1,230,000
2.5% 12/1/51 (b)	1,000,000	1,025,000
2.5% 1/1/52 (b)	3,000,000	3,067,500
3% 12/1/51 (b)	3,675,000	3,815,396
3% 12/1/51 (b)	2,100,000	2,180,227
3% 12/1/51 (b)	1,600,000	1,661,125
3% 12/1/51 (b)	7,000,000	7,267,422
3% 12/1/51 (b)	2,000,000	2,076,406
3% 12/1/51 (b)	25,000	25,955
3% 12/1/51 (b)	3,675,000	3,815,396
3.5% 12/1/51 (b)	1,100,000	1,156,418
3.5% 12/1/51 (b)	2,300,000	2,417,965
3.5% 12/1/51 (b)	1,700,000	1,787,191
TOTAL UNIFORM MORTGAGE BACKED SECURITIES		152,829,381
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $478,630,353)		478,009,233

Asset-Backed Securities - 1.6%
	Principal Amount (a)	Value ($)
Affirm, Inc. Series 2021-A Class A, 0.88% 8/15/25 (f)	737,000	737,437
Ajax Mortgage Loan Trust Series 2021-C Class A, 2.115% 1/25/61 (f)	265,567	264,766
Cascade Funding Mortgage Trust Series 2021-HB6 Class A, 0.8983% 6/25/36 (f)	275,859	275,680
CNH Equipment Trust Series 2018-A Class A3, 3.12% 7/17/23	12,917	12,946
Consumer Loan Underlying Bond Credit Trust Series 2019-HP1 Class A, 2.59% 12/15/26 (f)	83,892	84,264
Enterprise Fleet Financing LLC Series 2021-1 Class A2, 0.44% 12/21/26 (f)	306,691	305,414
Finance of America HECM Buyout Series 2021-HB1 Class A, 0.8754% 2/25/31 (f)(g)	185,112	185,015
Lanark Master Issuer PLC Series 2020-1A Class 1A, 2.277% 12/22/69 (f)(g)	200,000	202,823
Marlette Funding Trust:
Series 2019-4A Class A, 2.39% 12/17/29 (f)	5,132	5,139
Series 2021-3A Class A, 0.65% 12/15/31 (f)	526,000	524,672
Metlife Securitization Trust Series 2019-1A Class A1A, 3.75% 4/25/58 (f)	42,783	43,944
Nationstar HECM Loan Trust Series 2020-1A Class A1, 1.2686% 9/25/30 (f)	182,615	182,219
Preston Ridge Partners Mortgage Trust Series 2021-RPL2 Class A1, 1.455% 10/25/51 (f)(g)	187,342	186,924
Provident Funding Mortgage Trust Series 2020-1 Class A3, 3% 2/25/50 (f)	1,394	1,392
Store Master Funding Series 2021-1A Class A1, 2.12% 6/20/51 (f)	798,333	789,687
Towd Point Mortgage Trust Series 2019-1 Class A1, 3.6777% 3/25/58 (f)(g)	53,923	55,953
Upstart Securitization Trust:
Series 2021-1 Class A, 0.87% 3/20/31 (f)	84,755	84,506
Series 2021-2 Class A, 0.91% 6/20/31 (f)	421,569	421,188
Series 2021-3 Class A, 0.83% 7/20/31 (f)	704,188	702,582
Series 2021-4 Class A, 0.84% 9/20/31 (f)	960,049	952,075
Series 2021-5 Class A, 1.31% 11/20/31 (f)	1,196,000	1,193,223
TOTAL ASSET-BACKED SECURITIES (Cost $7,230,565)		7,211,849

Collateralized Mortgage Obligations - 2.5%
	Principal Amount (a)	Value ($)
Private Sponsor - 2.1%
Ajax Mortgage Loan Trust sequential payer Series 2021-E Class A1, 1.74% 12/25/60 (f)	1,666,313	1,671,313
Brass PLC Series 2021-10A Class A1, 0.669% 4/16/69 (f)(g)	196,351	196,364
Cascade Funding Mortgage Trust:
Series 2021-EBO1 Class A, 0.9849% 11/25/50 (f)(g)	373,044	372,579
Series 2021-HB5 Class A, 0.8006% 2/25/31 (f)	138,930	138,834
Series 2021-HB7 Class A, 1.1512% 10/27/31 (f)	325,000	324,518
CFMT LLC Series 2020-HB4 Class A, 0.9461% 12/26/30 (f)	94,504	94,606
COLT Trust sequential payer Series 2021-RPL1 Class A1, 1.6654% 9/25/61 (f)	285,578	285,810
CSMC Trust sequential payer Series 2020-RPL4 Class A1, 2% 1/25/60 (f)	70,299	70,714
Lanark Master Issuer PLC Series 2019-2A Class 1A, 2.71% 12/22/69 (f)(g)	418,000	421,975
New Residential Mortgage Loan Trust Series 2020-1A Class A1B, 3.5% 10/25/59 (f)	74,850	78,751
New York Mortgage Trust sequential payer Series 2021-SP1 Class A1, 1.6696% 8/25/61 (f)	310,313	307,889
Oceanview Trust sequential payer Series 2021-1 Class A, 1.2187% 12/25/51 (f)(g)	993,000	993,000
Preston Ridge Partners Mortgage Trust Series 2021-RPL1 Class A1, 1.319% 7/25/51 (f)	148,800	147,483
RMF Buyout Issuance Trust:
sequential payer Series 2021-HB1 Class A, 1.2586% 11/25/31 (f)	672,000	672,877
Series 2020-HB1 Class A1, 1.7188% 10/25/50 (f)	499,890	499,654
Towd Point Mortgage Trust sequential payer Series 2021-1 Class A1, 2.25% 11/25/61 (f)(g)	3,100,000	3,147,083
TOTAL PRIVATE SPONSOR		9,423,450
U.S. Government Agency - 0.4%
Fannie Mae Series 2013-44 Class DJ, 1.85% 5/25/33	133,446	135,106
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2019-153 Class FB, 1 month U.S. LIBOR + 0.450% 0.5411% 12/20/49 (g)(h)	521,045	526,287
Series 2019-23 Class NF, 1 month U.S. LIBOR + 0.450% 0.5411% 2/20/49 (g)(h)	145,330	146,490
Series 2020-32 Class GF, 1 month U.S. LIBOR + 0.400% 0.4911% 3/20/50 (g)(h)	482,066	485,036
planned amortization class Series 2016-69 Class WA, 3% 2/20/46	29,808	31,148
sequential payer:
Series 2017-139 Class BA, 3% 9/20/47	185,020	194,323
Series 2018-H12 Class HA, 3.25% 8/20/68 (i)	77,078	79,993
TOTAL U.S. GOVERNMENT AGENCY		1,598,383
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $11,010,441)		11,021,833

Commercial Mortgage Securities - 17.9%
	Principal Amount (a)	Value ($)
BAMLL Commercial Mortgage Securities Trust:
floater sequential payer Series 2020-JGDN Class A, 1 month U.S. LIBOR + 2.750% 2.84% 11/15/30 (f)(g)(h)	164,000	166,166
sequential payer Series 2019-BPR:
Class AMP, 3.287% 11/5/32 (f)	600,000	616,272
Class ANM, 3.112% 11/5/32 (f)	100,000	102,474
BANK:
Series 2020-BN25 Class XB, 0.5326% 1/15/63 (g)(j)	2,000,000	68,122
Series 2021-BN33 Class XA, 1.1754% 5/15/64 (g)(j)	2,026,164	157,372
Benchmark Mortgage Trust:
sequential payer:
Series 2018-B1 Class ASB, 3.602% 1/15/51	400,000	428,793
Series 2018-B2 Class ASB, 3.7802% 2/15/51	355,000	380,640
Series 2019-B10 Class A4, 3.717% 3/15/62	29,000	32,218
Series 2019-B12 Class XA, 1.2% 8/15/52 (g)(j)	965,449	56,479
Series 2019-B14 Class XA, 0.9093% 12/15/62 (g)(j)	9,737,871	434,057
Series 2020-B17 Class XA, 1.5406% 3/15/53 (g)(j)	2,097,107	174,723
Series 2020-B18 Class XA, 1.9178% 7/15/53 (g)(j)	1,484,159	158,782
BFLD Trust floater sequential payer Series 2020-OBRK Class A, 1 month U.S. LIBOR + 2.050% 2.14% 11/15/28 (f)(g)(h)	94,000	94,113
BLOX Trust floater sequential payer Series 2021-BLOX Class A, 1 month U.S. LIBOR + 0.750% 0.84% 9/15/26 (f)(g)(h)	531,000	530,124
BX Commercial Mortgage Trust:
floater:
Series 2021-PAC Class A, 1 month U.S. LIBOR + 0.680% 0.7791% 10/15/36 (f)(g)(h)	475,000	473,664
Series 2021-VINO Class A, 1 month U.S. LIBOR + 0.650% 0.7423% 5/15/38 (f)(g)(h)	400,000	398,782
floater sequential payer Series 2019-CALM Class A, 1 month U.S. LIBOR + 0.870% 0.966% 11/15/32 (f)(g)(h)	32,000	32,000
BX Trust:
floater:
Series 2018-EXCL Class A, 1 month U.S. LIBOR + 1.088% 1.1776% 9/15/37 (f)(g)(h)	1,071,051	1,066,458
Series 2021-ACNT Class A, 1 month U.S. LIBOR + 0.850% 0.95% 11/15/26 (f)(g)(h)	479,000	477,806
Series 2021-BXMF Class A, 1 month U.S. LIBOR + 0.630% 0.7259% 10/15/26 (f)(g)(h)	437,000	433,604
floater sequential payer:
Series 2021-MFM1 Class A, 1 month U.S. LIBOR + 0.700% 0.7895% 1/15/34 (f)(g)(h)	111,000	110,548
Series 2021-SOAR Class A, 0.76% 6/15/38 (f)(g)	443,000	440,514
floater, sequential payer Series 2019-XL Class A, 1 month U.S. LIBOR + 0.920% 1.01% 10/15/36 (f)(g)(h)	924,204	924,204
CD Commercial Mortgage Trust sequential payer Series 2017-CD6 Class ASB, 3.332% 11/13/50	1,895,000	2,006,310
CGDB Commercial Mortgage Trust floater Series 2019-MOB:
Class A, 1 month U.S. LIBOR + 0.950% 1.0395% 11/15/36 (f)(g)(h)	100,000	99,749
Class B, 1 month U.S. LIBOR + 1.250% 1.3395% 11/15/36 (f)(g)(h)	100,000	99,378
CGMS Commercial Mortgage Trust Series 2017-MDRA Class A, 3.656% 7/10/30 (f)	138,000	138,600
CHC Commercial Mortgage Trust floater Series 2019-CHC Class A, 1 month U.S. LIBOR + 1.120% 1.21% 6/15/34 (f)(g)(h)	2,888,914	2,883,479
CIM Retail Portfolio Trust floater Series 2021-RETL Class A, 1 month U.S. LIBOR + 1.400% 1.49% 8/15/36 (f)(g)(h)	303,000	302,429
Citigroup Commercial Mortgage Trust:
sequential payer:
Series 2014-GC21 Class AAB, 3.477% 5/10/47	254,369	262,357
Series 2017-P7 Class AAB, 3.509% 4/14/50	400,000	421,324
Series 2019-GC41 Class XA, 1.1846% 8/10/56 (g)(j)	4,579,641	290,932
COMM Mortgage Trust:
sequential payer Series 2017-CD4 Class ASB, 3.317% 5/10/50	1,024,000	1,079,123
Series 2012-CR1 Class AM, 3.912% 5/15/45	3,694,000	3,726,231
Credit Suisse Mortgage Trust:
floater Series 2019-ICE4 Class A, 1 month U.S. LIBOR + 0.980% 1.07% 5/15/36 (f)(g)(h)	1,800,000	1,800,000
Series 2018-SITE Class A, 4.284% 4/15/36 (f)	100,000	103,096
DBJPM Mortgage Trust sequential payer Series 2017-C6 Class ASB, 3.121% 6/10/50	700,000	734,607
ELP Commercial Mortgage Trust floater Series 2021-ELP:
Class A, 1 month U.S. LIBOR + 0.700% 0.801% 11/15/38 (f)(g)(h)	650,000	646,949
Class B, 1 month U.S. LIBOR + 1.120% 1.2202% 11/15/38 (f)(g)(h)	375,000	373,240
Extended Stay America Trust floater Series 2021-ESH Class A, 1 month U.S. LIBOR + 1.080% 1.17% 7/15/38 (f)(g)(h)	214,882	214,753
Freddie Mac:
floater:
Series 2021-F108 Class A/S, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Indx + 0.250% 0.2977% 2/25/31 (g)(h)	2,000,000	2,000,991
Series 2021-F109 Class A/S, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Indx + 0.240% 0.2877% 3/25/31 (g)(h)	2,800,000	2,801,382
Series 2021-F110 Class A/S, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Indx + 0.240% 0.2877% 3/25/31 (g)(h)	2,000,000	1,998,203
Series 2021-F111 Class A/S, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Indx + 0.240% 0.2877% 3/25/31 (g)(h)	2,199,809	2,197,808
Series 2021-F112 Class A/S, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Indx + 0.230% 0.2777% 4/25/31 (g)(h)	2,200,000	2,200,000
Series 2021-F113 Class A/S, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Indx + 0.230% 0.2777% 5/25/28 (g)(h)	4,112,828	4,112,828
Series 2021-F114 Class A/S, 0.2677% 5/25/31 (g)	4,631,000	4,626,853
Series 2021-F115 Class A/S, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Indx + 0.210% 0.2577% 6/25/31 (g)(h)	3,998,000	3,990,361
Series 2021-F121 Class A/S, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Indx + 0.180% 0.2277% 8/25/28 (g)(h)	1,064,000	1,061,894
floater sequential payer Series 2021-KF124 Class A/S, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Indx + 0.220% 0.2677% 10/25/31 (g)(h)	6,376,000	6,364,328
GS Mortgage Securities Trust:
floater:
Series 2018-3PCK Class A, 1 month U.S. LIBOR + 1.700% 1.789% 9/15/31 (f)(g)(h)	1,218,123	1,213,941
Series 2018-HART Class A, 1 month U.S. LIBOR + 1.090% 1.18% 10/15/31 (f)(g)(h)	1,400,000	1,396,869
sequential payer Series 2016-GC34 Class AAB, 3.278% 10/10/48	63,215	65,662
Series 2011-GC5 Class A/S, 5.209% 8/10/44 (f)(g)	1,104,554	1,109,105
Series 2013-GC13 Class A/S, 4.1994% 7/10/46 (f)(g)	140,000	145,632
Series 2013-GC16 Class A/S, 4.649% 11/10/46	275,000	289,894
JPMBB Commercial Mortgage Securities Trust:
sequential payer Series 2014-C22 Class ASB, 3.5036% 9/15/47	186,768	193,507
Series 2013-C14 Class A/S, 4.4093% 8/15/46	114,000	117,763
JPMDB Commercial Mortgage Securities Trust sequential payer:
Series 2017-C5 Class ASB, 3.4919% 3/15/50	400,000	419,815
Series 2018-C8 Class ASB, 4.145% 6/15/51	1,000,000	1,098,887
JPMorgan Chase Commercial Mortgage Securities Corp. Series 2012-LC9 Class A/S, 3.3533% 12/15/47 (f)	200,000	202,986
JPMorgan Chase Commercial Mortgage Securities Trust:
sequential payer:
Series 2013-C13 Class ASB, 3.4137% 1/15/46	180,785	184,226
Series 2013-LC11 Class A5, 2.9599% 4/15/46	218,000	222,344
Series 2020-NNN Class AFX, 2.8123% 1/16/37 (f)	670,000	685,595
Series 2012-C8 Class A/S, 3.4239% 10/15/45 (f)	188,000	190,320
Series 2012-CBX Class A/S, 4.2707% 6/15/45	227,000	229,856
Series 2013-LC11 Class A/S, 3.216% 4/15/46	308,000	315,129
Series 2018-WPT Class AFX, 4.2475% 7/5/33 (f)	59,000	61,514
LIFE Mortgage Trust floater Series 2021-BMR Class A, 1 month U.S. LIBOR + 0.700% 0.79% 3/15/38 (f)(g)(h)	369,000	368,252
MHC Commercial Mortgage Trust floater sequential payer Series 2021-MHC Class A, 1 month U.S. LIBOR + 0.800% 0.8905% 4/15/38 (f)(g)(h)	2,700,000	2,693,246
Morgan Stanley BAML Trust:
sequential payer:
Series 2014-C19 Class ASB, 3.326% 12/15/47	1,029,510	1,062,783
Series 2016-C28 Class A3, 3.272% 1/15/49	88,255	91,777
Series 2012-C5 Class A/S, 3.792% 8/15/45	780,000	792,143
Series 2012-C6 Class A/S, 3.476% 11/15/45	1,400,000	1,421,721
Morgan Stanley Capital I Trust:
floater sequential payer Series 2019-NUGS Class A, 1 month U.S. LIBOR + 0.950% 2.45% 12/15/36 (f)(g)(h)	1,000,000	1,000,527
sequential payer Series 2019-MEAD Class A, 3.17% 11/10/36 (f)	279,000	286,721
Series 2019-MEAD Class B, 3.283% 11/10/36 (f)(g)	26,000	26,310
Series 2021-L6 Class XA, 1.3542% 6/15/54 (g)(j)	998,056	84,649
RLGH Trust floater Series 2021-TROT Class A, 1 month U.S. LIBOR + 0.800% 0.89% 4/15/36 (f)(g)(h)	1,900,000	1,900,503
UBS Commercial Mortgage Trust:
sequential payer:
Series 2017-C1 Class ASB, 3.462% 11/15/50	100,000	106,253
Series 2017-C3 Class ASB, 3.215% 8/15/50	300,000	316,097
Series 2012-C1 Class A/S, 4.171% 5/10/45	267,000	267,624
UBS-Barclays Commercial Mortgage Trust:
sequential payer Series 2012-C4 Class A/S, 3.3165% 12/10/45 (f)	800,000	813,846
Series 2012-C3 Class A/S, 3.814% 8/10/49 (f)	435,000	443,963
VLS Commercial Mortgage Trust Series 2020-LAB Class X, 0.5162% 10/10/42 (f)(g)(j)	1,600,000	53,506
Wells Fargo Commercial Mortgage Trust:
floater Series 2021-FCMT Class A, 1 month U.S. LIBOR + 1.200% 1.29% 5/15/31 (f)(g)(h)	845,000	844,747
sequential payer:
Series 2015-C29 Class ASB, 3.4% 6/15/48	139,888	144,987
Series 2016-LC24 Class A3, 2.684% 10/15/49	200,000	206,336
Series 2018-C46 Class XA, 1.1013% 8/15/51 (g)(j)	1,164,056	48,603
Series 2019-C54 Class XA, 0.9657% 12/15/52 (g)(j)	5,965,058	340,817
WF-RBS Commercial Mortgage Trust:
Series 2012-C8 Class A/S, 3.66% 8/15/45	68,000	68,815
Series 2012-C9 Class A/S, 3.388% 11/15/45	186,000	189,070
Series 2013-C12 Class A/S, 3.56% 3/15/48	2,000,000	2,055,280
Series 2013-C16 Class A/S, 4.668% 9/15/46 (g)	830,000	875,197
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $79,474,575)		78,941,938

Money Market Funds - 19.8%
	Shares	Value ($)
Fidelity Cash Central Fund 0.06% (k) (Cost $87,412,072)	87,394,593	87,412,072

TOTAL INVESTMENT IN SECURITIES - 152.5% (Cost $675,134,746)	674,015,914
NET OTHER ASSETS (LIABILITIES) - (52.5)%	(232,056,808)
NET ASSETS - 100.0%	441,959,106

TBA Sale Commitments
	Principal Amount (a)	Value ($)
Ginnie Mae
3.5% 12/1/51	(1,350,000)	(1,409,849)
3.5% 12/1/51	(1,350,000)	(1,409,849)
3.5% 12/1/51	(1,350,000)	(1,409,849)
3.5% 12/1/51	(1,700,000)	(1,775,365)

TOTAL GINNIE MAE		(6,004,912)

Uniform Mortgage Backed Securities
2% 12/1/51	(450,000)	(450,407)
2% 12/1/51	(5,150,000)	(5,154,657)
2% 12/1/51	(5,800,000)	(5,805,245)
2% 12/1/51	(4,000,000)	(4,003,617)
2% 12/1/51	(9,800,000)	(9,808,862)
2% 12/1/51	(5,150,000)	(5,154,657)
2% 12/1/51	(2,300,000)	(2,302,080)
2% 12/1/51	(350,000)	(350,317)
2.5% 12/1/51	(2,100,000)	(2,152,500)
2.5% 12/1/51	(2,300,000)	(2,357,500)
2.5% 12/1/51	(250,000)	(256,250)
2.5% 12/1/51	(1,600,000)	(1,640,000)
2.5% 12/1/51	(2,400,000)	(2,460,000)
2.5% 12/1/51	(1,250,000)	(1,281,250)
2.5% 12/1/51	(1,600,000)	(1,640,000)
2.5% 12/1/51	(250,000)	(256,250)
2.5% 12/1/51	(800,000)	(820,000)
2.5% 12/1/51	(2,400,000)	(2,460,000)
2.5% 12/1/51	(1,600,000)	(1,640,000)
2.5% 12/1/51	(3,000,000)	(3,075,000)
2.5% 12/1/51	(1,400,000)	(1,435,000)
2.5% 12/1/51	(100,000)	(102,500)
2.5% 12/1/51	(1,500,000)	(1,537,500)
3% 12/1/51	(2,100,000)	(2,180,227)
3% 12/1/51	(1,600,000)	(1,661,125)
3% 12/1/51	(2,000,000)	(2,076,406)
3% 12/1/51	(2,000,000)	(2,076,406)
3% 12/1/51	(25,000)	(25,955)
3% 12/1/51	(3,675,000)	(3,815,396)

TOTAL UNIFORM MORTGAGE BACKED SECURITIES		(67,979,107)

TOTAL TBA SALE COMMITMENTS (Proceeds $73,694,585)		(73,984,019)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	166	Mar 2022	21,714,875	166,321	166,321
CBOT 5-Year U.S. Treasury Note Contracts (United States)	12	Mar 2022	1,456,781	4,945	4,945

TOTAL PURCHASED					171,266

Sold

Treasury Contracts
CBOT 2-Year U.S. Treasury Note Contracts (United States)	131	Mar 2022	28,654,203	(15,875)	(15,875)
CBOT Long Term U.S. Treasury Bond Contracts (United States)	85	Mar 2022	13,780,625	(211,606)	(211,606)

TOTAL SOLD					(227,481)

TOTAL FUTURES CONTRACTS					(56,215)
The notional amount of futures purchased as a percentage of Net Assets is 5.2%
The notional amount of futures sold as a percentage of Net Assets is 9.6%

Credit Default Swaps
Underlying Reference	Maturity Date	Clearinghouse / Counterparty	Fixed Payment Received/ (Paid)	Payment Frequency	Notional Amount(1)	Value ($)	Upfront Premium Received/ (Paid) ($)	Unrealized Appreciation/ (Depreciation) ($)
Buy Protection
CMBX N.A. AAA Index Series 12	Dec 2072	Citigroup Global Markets Ltd.	(0.5%)	Monthly	1,050,000	747	3,288	4,035
CMBX N.A. AAA Index Series 13	Dec 2072	Citigroup Global Markets Ltd.	(0.5%)	Monthly	110,000	78	500	578
CMBX N.A. AAA Index Series 13	Dec 2072	Goldman Sachs & Co. LLC	(0.5%)	Monthly	340,000	242	920	1,162

TOTAL CREDIT DEFAULT SWAPS						1,067	4,708	5,775

(1)Notional amount is stated in U.S. Dollars unless otherwise noted

Interest Rate Swaps
Payment Received	Payment Frequency	Payment Paid	Payment Frequency	Clearinghouse / Counterparty(1)	Maturity Date	Notional Amount(2)	Value ($)	Upfront Premium Received/ (Paid) ($)(3)	Unrealized Appreciation/ (Depreciation) ($)
0.5%	Semi - annual	3-month LIBOR(4)	Quarterly	LCH	Dec 2023	2,713,000	(21,709)	0	(21,709)
1.25%	Semi - annual	3-month LIBOR(4)	Quarterly	LCH	Dec 2026	3,128,000	(54,382)	0	(54,382)
TOTAL INTEREST RATE SWAPS							(76,091)	0	(76,091)

(1)Swaps with LCH Clearnet Group (LCH) are centrally cleared over-the-counter (OTC) swaps.

(2)Notional amount is stated in U.S. Dollars unless otherwise noted

(3)Any premiums for centrally cleared over-the-counter (OTC) swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

(4)Represents floating rate.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $225,420.
(d)	Security or a portion of the security was pledged to cover margin requirements for centrally cleared OTC swaps. At period end, the value of securities pledged amounted to $128,642.
(e)
Security or a portion of the security has been segregated as collateral for mortgage-backed or asset-backed securities purchased on a delayed delivery or when-issued basis. At period end, the value of securities pledged amounted to $526,446.

(f)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $42,588,338 or 9.6% of net assets.

(g)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(h)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(i)	Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.
(j)	Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.
(k)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds
Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 0.06%	116,482,840	53,981,659	83,052,427	15,995	-	-	87,412,072	0.1%
Total	116,482,840	53,981,659	83,052,427	15,995	-	-	87,412,072

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. U.S. Government Agency - Mortgage Securities, Asset-Backed Securities, Collateralized Mortgage Obligations and Commercial Mortgage Securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Credit Risk - Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund.

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net the amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to these contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared OTC swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

Swaps: A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount.

A centrally cleared OTC swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap.

Credit Default Swaps: Credit default swaps enable the Fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs. For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index. Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, FMR monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/ performance risk.

Interest Rate Swaps: Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. The Fund entered into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

Open swaps at period end are included in the Schedule of Investments under the caption Credit Default Swaps, Interest Rate Swaps and/or Total Return Swaps, as applicable.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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